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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7088

              Van Kampen Massachusetts Value Municipal Income Trust
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               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
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               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end:   10/31

Date of reporting period:   7/31/04



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Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN MASSACHUSETTS VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS JULY 31, 2004 (UNAUDITED)

PAR
AMOUNT
(000)      DESCRIPTION                                                         COUPON         MATURITY            VALUE
           MUNICIPAL BONDS    146.3%
           MASSACHUSETTS    129.7%
$ 1,705    Boston, MA Metro Dist Rfdg (Prerefunded @ 12/01/04)                  6.500%        12/01/13        $ 1,768,460
  1,000    Boston, MA Ser A Rfdg (MBIA Insd)                                    5.000         02/01/21          1,036,790
  2,385    Greater Lawrence, MA San Dist (MBIA Insd)                            6.000         06/15/17          2,723,265
  1,000    Holyoke, MA Gas & Elec Dept Rev Ser A (MBIA Insd)                    5.000         12/01/31          1,000,270
  1,000    Lowell, MA (Prerefunded @ 04/01/05) (FSA Insd)                       6.625         04/01/15          1,054,240
    280    Massachusetts Ed Ln Auth Ed Ln Rev Issue E Ser B
           (AMBAC Insd) (AMT)                                                   6.250         07/01/11            286,031
    345    Massachusetts Ed Ln Auth Ed Ln Rev Issue E Ser B
           (AMBAC Insd) (AMT)                                                   6.300         07/01/12            352,342
  1,000    Massachusetts St Cons Ln Ser B (AMBAC Insd)                          5.000         08/01/22          1,032,190
  1,000    Massachusetts St Dev Fin Agy M/Srbc Proj Ser A (MBIA Insd)           5.125         08/01/28          1,011,040
  1,000    Massachusetts St Dev Fin Agy Rev Hampshire College                   5.700         10/01/34          1,011,370
  1,000    Massachusetts St Dev Fin Agy Rev MA College of Pharmacy Ser B        6.750         07/01/30          1,062,150
  1,000    Massachusetts St Dev Fin Agy Rev Pharmacy & Allied Hlth
           Sciences                                                             5.750         07/01/33          1,016,040
  2,000    Massachusetts St Hlth & Ed Boston College Ser N                      5.125         06/01/33          2,015,840
    500    Massachusetts St Hlth & Ed Fac Auth Rev (Prerefunded @
           02/15/07) (FHA Gtd)                                                  5.950         02/15/17            551,410
  1,000    Massachusetts St Hlth & Ed Fac Auth Rev Brandeis Univ Ser
           I (MBIA Insd)                                                        4.750         10/01/28            968,360
  1,500    Massachusetts St Hlth & Ed Fac Auth Rev Hlthcare Sys
           Covenant Hlth                                                        6.000         07/01/31          1,555,035
  1,000    Massachusetts St Hlth & Ed Fac Auth Rev Newton Wellesley
           Hosp Issue Ser E (MBIA Insd)                                         5.875         07/01/15          1,051,190
  1,000    Massachusetts St Hlth & Ed Fac Auth Rev Saint Mem Med Ctr Ser A      6.000         10/01/23            934,240
  1,000    Massachusetts St Hlth & Ed Fac Auth Rev Vly Regl Hlth Sys
           Ser C Rfdg (Connie Lee Insd)                                         7.000         07/01/10          1,182,990
  1,000    Massachusetts St Hlth & Ed New England Med Ctr Hosp Ser H
           (FGIC Insd)                                                          5.000         05/15/25          1,005,370
    750    Massachusetts St Hsg Fin Agy Rental Mtg Ser D (AMBAC Insd)           6.200         07/01/15            773,655
    500    Massachusetts St Indl Fin Agy Rev First Mtg Loomis House &
           Vlg Proj (Prerefunded @ 07/01/05)                                    7.500         07/01/17            536,785
  2,000    Massachusetts St Indl Fin Agy Rev Suffolk Univ (AMBAC Insd)          5.250         07/01/27          2,039,200














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
 2,075    Massachusetts St Indl Fin Agy Rev Tufts Univ Ser H (MBIA Insd)       4.750         02/15/28                 2,008,102
 1,000    Massachusetts St Indl Fin Agy Rev Whitehead Inst Biomedical
          Research                                                             5.125         07/01/26                 1,007,360
 1,000    Massachusetts St Indl Fin Agy Wtr Treatment American Hingham (AMT)   6.900         12/01/29                 1,053,500
 1,000    Massachusetts St Indl Fin Agy Wtr Treatment American Hingham (AMT)   6.950         12/01/35                 1,052,800
 1,000    Massachusetts St Spl Oblig Dedicated Tax Rev (FGIC Insd)             5.000         01/01/34                 1,000,330
 9,750    Massachusetts St Tpk Auth Metro Hwy Ser Rev Cap Apprec Sr Ser
          C (MBIA Insd)                                                            *         01/01/22                 4,069,065
 2,550    Massachusetts St Tpk Auth Metro Hwy Sys Rev Sub Ser A (AMBAC Insd)   5.000         01/01/39                 2,523,021
 3,000    Massachusetts St Tpk Auth Rev Ser A Rfdg (Escrowed to Maturity)      5.000         01/01/13                 3,249,360
 1,000    Massachusetts St Wtr Pollutn MWRA Pgm Ser A                          5.000         08/01/32                 1,002,160
 1,385    Monson, MA (AMBAC Insd)                                              5.250         11/01/19                 1,499,650
 1,500    Narragansett, MA Rgl Sch Dist (AMBAC Insd)                           5.375         06/01/18                 1,637,715
 1,000    New Bedford, MA Muni Purp Ln (FGIC Insd)                             5.000         05/01/20                 1,046,590
 2,500    New England Ed Ln Mktg Corp MA Student Ln Rev Sub Issue H (Std
          Lns Gtd) (AMT)                                                       6.900         11/01/09                 2,704,350
 1,000    Pittsfield, MA (MBIA Insd)                                           5.125         04/15/22                 1,046,490
 2,000    University MA Bldg Auth Proj Sr Ser 1 Rfdg (AMBAC Insd)              5.250         11/01/21                 2,125,580
 1,975    Westford, MA (AMBAC Insd)                                            5.250         06/01/19                 2,130,432
                                                                                                               ------------------
                                                                                                                     55,124,768
                                                                                                               ------------------

          PUERTO RICO    11.6%
 2,000    Puerto Rico Comwlth Hwy & Trans Auth Hwy Rev Ser Y Rfdg (FSA
          Insd)                                                                6.250         07/01/21                 2,439,500
 1,000    Puerto Rico Comwlth Rfdg (FGIC Insd)                                 5.250         07/01/09                 1,105,790
 2,000    Puerto Rico Pub Bldg Auth Rev Gtd Conv Cap Apprec Ser D
          (AMBAC Insd)(a)                                                    0/5.450         07/01/30                 1,369,640
                                                                                                               ------------------
                                                                                                                      4,914,930
                                                                                                               ------------------

          U. S. VIRGIN ISLANDS    5.0%
 1,000    University Virgin Islands Impt Ser A                                 5.375         06/01/34                   998,580
 1,000    Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt Ser A         6.375         10/01/19                 1,119,590
                                                                                                               ------------------
                                                                                                                      2,118,170
                                                                                                               ------------------

TOTAL LONG-TERM INVESTMENTS    146.3%
   (Cost $57,848,573)                                                                                                62,157,868
                                                                                                               ------------------



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
SHORT-TERM INVESTMENTS    14.0%
 3,100    Massachusetts St Dev Fin Agy Rev Boston Univ Ser R-2 (Var
          Rate Cpn)(XLCA Insd)(b)                                              1.070         10/01/42                 3,100,000
 1,250    Massachusetts St Dev Fin Agy Rev Boston Univ Ser R-4 (Var
          Rate Cpn)(XLCA Insd)(b)                                              1.070         10/01/42                 1,250,000
 1,600    Massachusetts St Wtr Res Auth Multi Modal Sub Gen Ser B
          (Var Rate Cpn)(LOC: Helaba)(b)                                       1.060         08/01/28                 1,600,000
                                                                                                               ------------------

TOTAL SHORT-TERM INVESTMENTS
   (Cost $5,950,000)                                                                                                  5,950,000
                                                                                                               ------------------


TOTAL INVESTMENTS    160.3%
   (Cost $63,798,573)                                                                                                68,107,868

LIABILITIES IN EXCESS OF OTHER ASSETS    (1.5%)                                                                        (603,697)

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (58.8%)                                                       (25,003,703)
                                                                                                               ------------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                                    $42,500,468
                                                                                                               ==================

            Percentages are calculated as a percentage of net assets applicable to common shares.

*           Zero coupon bond
(a) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.
(b) Security includes a put feature allowing the Fund to periodically put the security back to the issuer at amortized cost on specified put dates. The interest rate shown represents the current interest rate earned by the Fund based on the most recent reset date.

AMBAC       -  AMBAC Indemnity Corp.
AMT         -  Alternative Minimum Tax
Connie Lee  -  Connie Lee Insurance Co.
FGIC        -  Financial Guaranty Insurance Co.
FHA         -  Federal Housing Administration
FSA         -  Financial Security Assurance Inc.
LOC         -  Letter of Credit
MBIA        -  Municipal Bond Investors Assurance Corp.
Std Lns     -  Student Loans
XLCA        -  XL Capital Assurance Inc.

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Massachusetts Value Municipal Income Trust

By: /s/ Ronald E. Robison
    ---------------------
Name:   Ronald E. Robison
Title: Principal Executive Officer
Date:  September 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name:   Ronald E. Robison
Title: Principal Executive Officer
Date:  September 20, 2004

By: /s/ James M. Dykas
    ------------------
Name:   James M. Dykas
Title: Principal Financial Officer
Date:  September 20, 2004